Derivative Financial Instruments - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about hedges
Notional amount	£ 208,441	£ 176,472
Assets	2,556	2,407
Liabilities	1,543	951
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	39,377	46,043
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,064	130,429
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	103,243	78,286
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	65,821	52,143
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	9,487	14,006
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	742	538
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	27,400	26,035
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	29,027	31,135
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	102,501	77,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	38,421	26,108
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	863	902
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,607		£ 1,368
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	54		£ 70
Fair value
Disclosure of detailed information about hedges
Assets	2,556	2,407
Liabilities	1,543	951
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	952	910
Liabilities	981	1,060
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	3,866	3,670
Liabilities	2,824	2,064
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,381	1,789
Liabilities	588	407
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,485	1,881
Liabilities	2,236	1,657
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	125	315
Liabilities	135	281
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	4	12
Liabilities	7	4
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,317	1,717
Liabilities	298	186
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	690	465
Liabilities	826	754
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	2,377	1,777
Liabilities	581	403
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	168	164
Liabilities	1,938	1,471
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	137	130
Liabilities	20	25
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,262)	(2,173)
Liabilities	£ (2,262)	£ (2,173)